Consolidated Statement of Cash Flows, Current Financial Investments € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Consolidated Statement of Cash Flows
Current financial investments	€ 2,469,809		€ 3,026,278	€ 3,919,216
Cash and cash equivalents.	2,233,368	$ 807.9	2,135,187	1,861,616
Cash and cash equivalents classified as assets held for sale			7,884
Current financial investments and cash and cash equivalents	€ 4,703,177		€ 5,169,349	€ 5,780,832